Document and Entity Information	Jan. 12, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0000031107
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jan. 12, 2021
Entity Registrant Name	Eastern Co
Entity Incorporation, State or Country Code	CT
Entity File Number	001-35383
Entity Tax Identification Number	06-0330020
Entity Address, Address Line One	112 Bridge Street
Entity Address, City or Town	Naugatuck
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06770
City Area Code	203
Local Phone Number	729-2255
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	EML
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false